Discontinued Operations (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Jan. 31, 2025
Discontinued Operations [Line Items]
Cash consideration (in Yuan Renminbi)	¥ 30,240
Guangdong Meidiya Investment Co., Ltd. [Member]
Discontinued Operations [Line Items]
Percentage of equity interests		100.00%
Fanhua Insurance Surveyors & Loss Adjustors Co., Ltd. [Member]
Discontinued Operations [Line Items]
Percentage of equity interests	44.70%	44.70%